CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS)/INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS)/INCOME [Abstract]
Revenue	$ 482,449	$ 505,686	$ 463,049
Administrative fee revenue from affiliates	16,991	28,393	23,667
Time charter, voyage and logistics business expenses	(177,216)	(205,787)	(213,929)
Direct vessel expenses	(101,467)	(96,261)	(116,713)
General and administrative expenses incurred on behalf of affiliates	(16,991)	(28,393)	(23,667)
General and administrative expenses	(36,194)	(26,640)	(27,521)
Depreciation and amortization	(81,723)	(99,779)	(104,112)
Provision for losses on accounts receivable	(999)	(575)	(269)
Interest income	10,662	8,748	6,831
Interest expense and finance cost	(133,479)	(137,916)	(121,611)
Impairment loss/ loss on sale of vessels, net	(156,106)	(200,657)	(50,565)
Gain/(loss) on bond and debt extinguishment	47,430	6,464	(981)
Gain on sale of assets	0	28	1,064
Gain on sale of business	9,802	0	0
(Loss on loss of control)/Bargain gain upon obtaining control	(61,741)	58,313	0
Other income	44,750	14,500	6,140
Other expense	(15,842)	(13,290)	(13,761)
Loss before equity in net earnings of affiliated companies	(169,674)	(187,166)	(172,378)
Equity in net (losses)/earnings of affiliated companies	(9,185)	(80,205)	4,399
Loss before taxes	(178,859)	(267,371)	(167,979)
Income tax (expense)/benefit	(1,475)	1,108	3,192
Net loss from continuing operations	(180,334)	(266,263)	(164,787)
Net (loss)/income from discontinued operations	(4,118)	752	0
Net loss	(184,452)	(265,511)	(164,787)
Less: Net income attributable to the noncontrolling interest	(7,658)	(3,207)	(1,123)
Net loss attributable to Navios Holdings common stockholders	(192,110)	(268,718)	(165,910)
Loss attributable to Navios Holdings common stockholders, basic and diluted from continuing operations	(149,490)	(279,711)	(175,298)
(Loss)/Income attributable to Navios Holdings common stockholders, basic and diluted from discontinued operations	(4,118)	752	0
Loss attributable to Navios Holdings common stockholders, basic and diluted	$ (153,608)	$ (278,959)	$ (175,298)
Basic and diluted loss per share attributable to Navios Holdings common stockholders from continuing operations	$ (12.10)	$ (23.39)	$ (15.02)
Basic and diluted (loss)/earnings per share attributable to Navios Holdings common stockholders from discontinued operations	(0.33)	0.06	0
Basic and diluted loss per share attributable to Navios Holdings common stockholders	$ (12.43)	$ (23.33)	$ (15.02)
Weighted average number of shares, basic and diluted	12,356,024	11,958,959	11,667,346
Other comprehensive income/(loss)
Unrealized holding gain on investments in-available-for-sale securities	$ 0	$ 0	$ 2
Total other comprehensive income	0	0	2
Total comprehensive loss	(184,452)	(265,511)	(164,785)
Comprehensive income attributable to noncontrolling interest	(7,658)	(3,207)	(1,123)
Total comprehensive loss attributable to Navios Holdings common stockholders	$ (192,110)	$ (268,718)	$ (165,908)